Cover	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	001-15536
Entity Registrant Name	CODORUS VALLEY BANCORP, INC.
Entity Central Index Key	0000806279
Entity Tax Identification Number	23-2428543
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	105 Leader Heights Road
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17403
City Area Code	(717)
Local Phone Number	747-1519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	CVLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable